Investment Strategy - Global X Funds - Global X Gold Miners ETF	Nov. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the NYSE® Arca Gold Miners Index® (the "Underlying Index"), which may include common stocks, as well as American Depositary Receipts ("ADRs") and Global Depository Receipts (“GDRs”) based on the securities in the Underlying Index and preferred securities with equity-like characteristics such as those of common stocks. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to track the performance of global companies that are involved in the gold mining industry, as determined by ICE Data Indices, LLC (the "Index Provider"). Such companies may include large-, mid-, or small-capitalization companies and foreign issuers. The Underlying Index is primarily comprised of publicly traded companies that are involved in the mining of gold and silver ore. In constructing the Underlying Index, the Index Provider identifies a universe of eligible securities that are classified according to the Intercontinental Exchange, Inc. (“ICE”) Uniform Sector Classification schema within the gold or silver sub-industry (each, a "Gold Company" or "Silver Company"). Under the ICE schema, a company is assigned a sub-industry based on the business activity that generates the majority of the company’s revenues. Companies that are engaged in two or more substantially different business activities are assigned the sub-industry that provides the majority of both the company’s revenues and earnings. Therefore, constituents of the Underlying Index that are classified as Silver Companies may also have gold mining related operations and revenue exposures. ICE is an independent leading financial data provider that maintains a comprehensive structured taxonomy designed to offer precise classification of global companies and their individual business units. The weight of companies classified as silver companies will not exceed 20% of the Underlying Index at rebalance.

To be a part of the initial universe, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Provider. As of November 6, 2025, companies must have a minimum market capitalization of $750 million and an average daily turnover for the last 3 months greater than or equal to $1 million. The Underlying Index will be exposed to companies listed in developed and emerging markets.

The Underlying Index is weighted according to a modified float-adjusted market-capitalization weighting methodology and is reconstituted and rebalanced on a quarterly basis. The modified capitalization weighting seeks to weight constituents based on their “free float” market capitalization subject to caps on the weights of the individual securities. Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market. At each rebalance, the maximum weight of an individual security is capped at 20%. Modified capitalization weighting is expected to limit the Fund’s exposure to the largest market capitalization companies in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies; however, the Underlying Index is not required to reflect any one or all market capitalizations. As of November 3, 2025, the Underlying Index had 80 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of November 3, 2025, the Underlying Index was concentrated in the Metals and Mining industry and had significant exposure to the Materials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the NYSE® Arca Gold Miners Index® (the "Underlying Index"), which may include common stocks, as well as American Depositary Receipts ("ADRs") and Global Depository Receipts (“GDRs”) based on the securities in the Underlying Index and preferred securities with equity-like characteristics such as those of common stocks. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of November 3, 2025, the Underlying Index was concentrated in the Metals and Mining industry and had significant exposure to the Materials sector.